Provision for Legal Claims (Details) - Schedule of Contingencies - Risk of Loss [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Contingencies [Line Items]
Loss contingencies	R$ 22,681	R$ 29,406
Civil [Member]
Schedule of Contingencies [Line Items]
Loss contingencies	9,231	8,525
Tax [Member]
Schedule of Contingencies [Line Items]
Loss contingencies	R$ 13,450	R$ 20,881